FEDERATED ADJUSTABLE RATE SECURITIES FUND

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7010

September 20, 2013

Mr. Jeffrey Foor

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE: FEDERATED ADJUSTABLE RATE SECURITIES FUND (“Registrant”)

Institutional Shares

Service Shares

1933 Act File No. 2-98491

1940 Act File No. 811-4539

Dear Mr. Foor:

Post-Effective Amendment No. 42 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 41 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. The Registration Statement has been electronically redlined to reflect changes made since Post-Effective Amendment No. 40 was filed with the Commission on October 25, 2012.

As indicated on the facing page of the Amendment, the Registrant specified that the filing was to become effective 60 days after filing pursuant to paragraph (a) (i).

The Registrant and its principal distributor, Federated Securities Corp., respectfully request, pursuant to the provisions of Rule 461 under the 1933 Act, that the effective date of the Registration Statement be accelerated to October 29, 2013, or as soon thereafter as the Commission shall deem appropriate.

In connection with this request for acceleration of the effective date of the subject filing, we acknowledge that SEC Press Release # 2004-89 (June 24, 2004) reflects the position that:

  should the Commission or the staff, acting pursuant to delegated authority, declare this filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
  the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions regarding this filing, please contact Joseph W. Kulbacki at (412) 288-6659.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Secretary

Federated Securities Corp

/s/ Andrew P. Cross

Andrew P. Cross

Assistant Secretary

Federated Adjustable Rate Securities Fund